Federated Hermes Capital Income Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—38.0%
		Communication Services—3.1%
4,943	[1]	Alphabet, Inc., Class A	$ 13,351,735
114,421		Comcast Corp., Class A	5,350,326
19,261	[1]	Meta Platforms, Inc.	4,064,649
4,443	[1]	Netflix, Inc.	1,752,852
36,327	[1]	Walt Disney Co.	5,393,107
		TOTAL	29,912,669
		Consumer Discretionary—2.9%
3,176	[1]	Amazon.com, Inc.	9,754,322
144,450	[1]	General Motors Co.	6,748,704
19,860		Lear Corp.	3,124,772
22,598		McDonald’s Corp.	5,531,312
8,131		Target Corp.	1,624,330
15,709		TJX Cos., Inc.	1,038,365
		TOTAL	27,821,805
		Consumer Staples—2.9%
65,240		British American Tobacco PLC	2,861,313
3,039		Costco Wholesale Corp.	1,578,001
164,458		Kraft Heinz Co./The	6,450,043
31,458		Procter & Gamble Co.	4,903,987
56,916		The Coca-Cola Co.	3,542,452
46,000		Walgreens Boots Alliance, Inc.	2,120,140
48,894		WalMart, Inc.	6,608,513
		TOTAL	28,064,449
		Energy—3.7%
83,323		Chevron Corp.	11,998,512
60,668		ConocoPhillips	5,754,967
120,599		Exxon Mobil Corp.	9,457,374
128,281		Schlumberger Ltd.	5,033,746
42,381		Valero Energy Corp.	3,539,237
		TOTAL	35,783,836
		Financials—6.8%
51,700		American International Group, Inc.	3,166,108
152,329		Bank of America Corp.	6,732,942
117,958		Citizens Financial Group, Inc.	6,183,358
101,778		Fifth Third Bancorp	4,869,059
17,381		Goldman Sachs Group, Inc.	5,931,961
44,515		JPMorgan Chase & Co.	6,312,227
44,728		LPL Investment Holdings, Inc.	8,093,532
47,221		Raymond James Financial, Inc.	5,177,783
21,728		Signature Bank	7,493,770
70,208		The Hartford Financial Services Group, Inc.	4,878,052
127,841		Wells Fargo & Co.	6,822,874
		TOTAL	65,661,666
		Health Care—5.5%
14,898		Abbott Laboratories	1,796,997
60,904		AstraZeneca PLC, ADR	3,707,836
3,815	[1]	BioMarin Pharmaceutical, Inc.	298,028
10,610		Eli Lilly & Co.	2,651,969
29,498	[1]	Halozyme Therapeutics, Inc.	1,046,294

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
45,795	[1]	Horizon Therapeutics PLC	$ 4,175,130
53,035		Johnson & Johnson	8,727,970
18,373		McKesson Corp.	5,051,840
20,965		Medtronic PLC	2,201,115
70,127		Merck & Co., Inc.	5,370,326
10,166		Thermo Fisher Scientific, Inc.	5,530,304
21,929		UnitedHealth Group, Inc.	10,435,353
14,048		Zimmer Biomet Holdings, Inc.	1,786,765
		TOTAL	52,779,927
		Industrials—3.1%
11,044	[1]	Boeing Co.	2,267,775
10,388		Eaton Corp. PLC	1,602,765
44,202		General Electric Co.	4,221,733
30,282		Honeywell International, Inc.	5,746,009
32,557		Ingersoll-Rand, Inc.	1,644,780
28,380		Jacobs Engineering Group, Inc.	3,490,740
15,562		L3Harris Technologies, Inc.	3,926,448
20,974		TransUnion	1,903,600
11,664		Union Pacific Corp.	2,868,761
4,195	[1]	United Rentals, Inc.	1,349,196
41,038		Vertiv Holdings Co.	534,315
		TOTAL	29,556,122
		Information Technology—5.7%
14,254		Analog Devices, Inc.	2,284,774
90,577		Apple, Inc.	14,956,074
45,878		Fidelity National Information Services, Inc.	4,368,962
26,759		Microchip Technology, Inc.	1,881,960
27,219		Micron Technology, Inc.	2,418,680
51,731		Microsoft Corp.	15,456,706
22,139	[1]	PayPal Holdings, Inc.	2,478,018
21,553	[1]	Salesforce.com, Inc.	4,537,553
26,856		Visa, Inc., Class A	5,804,119
		TOTAL	54,186,846
		Materials—1.0%
32,883		Crown Holdings, Inc.	4,033,757
9,732		Linde PLC	2,853,812
50,158	[1]	MP Materials Corp.	2,288,208
		TOTAL	9,175,777
		Real Estate—2.4%
8,282		American Tower Corp.	1,878,937
5,773		Crown Castle International Corp.	961,724
4,675		Equinix, Inc.	3,317,988
82,611		Invitation Homes, Inc.	3,122,696
75,589		National Retail Properties, Inc.	3,220,847
19,678		ProLogis, Inc.	2,870,036
220,463		RLJ Lodging Trust	3,084,278
23,820		Simon Property Group, Inc.	3,276,679
5,942		Sun Communities, Inc.	1,075,502
		TOTAL	22,808,687
		Utilities—0.9%
157,318		CenterPoint Energy, Inc.	4,302,647

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Utilities—continued
50,447	NextEra Energy, Inc.	$ 3,948,487
	TOTAL	8,251,134
	TOTAL COMMON STOCKS (IDENTIFIED COST $309,128,356)	364,002,918
	PREFERRED STOCKS—4.8%
	Consumer Discretionary—0.4%
26,800	Aptiv PLC, Conv. Pfd., Series A, 5.500%, 6/15/2023, Annual Dividend $5.50	3,905,296
	Health Care—1.5%
43,393	Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.12	4,595,319
50,000	Becton Dickinson & Co., Conv. Pfd., 6.000%, 6/1/2023, Annual Dividend $3.00	2,683,000
2,000	Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	3,632,980
73,991	Elanco Animal Health, Inc., Conv. Bond, 5.000%, 2/1/2023, Annual Dividend $2.50	3,235,626
	TOTAL	14,146,925
	Industrials—0.1%
25,000	Clarivate PLC, Conv. Pfd., 5.250%, 6/1/2024, Annual Dividend $5.25	1,531,500
	Information Technology—0.7%
3,500	Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	6,387,815
	Utilities—2.1%
45,336	AES Corp., Conv. Bond, 6.875%, 2/15/2024, Annual Dividend $6.88	3,906,603
58,380	American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.06	3,022,333
51,274	Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	5,083,304
59,953	Essential Utilities, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	3,381,949
93,839	Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $3.38	4,772,652
	TOTAL	20,166,841
	PREFERRED STOCKS (IDENTIFIED COST $41,663,136)	46,138,377
	U.S. TREASURIES—3.4%
	U.S. Treasury Bond—2.6%
$27,000,000	United States Treasury Bond, 1.875%, 11/15/2051	25,200,037
	U.S. Treasury Note—0.8%
8,000,000	United States Treasury Note, 1.375%, 11/15/2031	7,675,878
	TOTAL U.S. TREASURIES (IDENTIFIED COST $34,581,485)	32,875,915
	CORPORATE BONDS—3.2%
	Basic Industry - Chemicals—0.0%
175,000	Albemarle Corp., 4.150%, 12/1/2024	182,727
	Basic Industry - Metals & Mining—0.0%
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	189,597
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	71,386
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	29,975
	TOTAL	290,958
	Capital Goods - Aerospace & Defense—0.1%
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	204,432
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	227,065
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	27,308
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	328,723
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	51,578
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	138,227
170,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	173,867
	TOTAL	1,151,200
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	40,704
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	185,367
40,000	Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	38,948
	TOTAL	265,019

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—0.0%
$ 200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	$ 185,953
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	250,805
	TOTAL	436,758
	Capital Goods - Diversified Manufacturing—0.0%
90,000	Valmont Industries, Inc., 5.250%, 10/1/2054	107,120
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	28,632
60,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	60,595
	TOTAL	196,347
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	103,372
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	48,988
105,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	91,497
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	409,122
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	206,717
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	211,081
	TOTAL	1,070,777
	Communications - Media & Entertainment—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	42,018
145,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	135,972
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	160,933
150,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	156,719
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	40,567
	TOTAL	536,209
	Communications - Telecom Wireless—0.1%
175,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	184,234
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	170,212
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 4.500%, 4/15/2050	41,771
100,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 2.700%, 3/15/2032	94,118
	TOTAL	490,335
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	196,676
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	194,785
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	79,316
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	217,501
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	163,396
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	106,716
	TOTAL	958,390
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	144,169
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	108,530
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	83,033
50,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.000%, 6/15/2028	46,534
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	60,196
175,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	164,194
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	190,367
	TOTAL	797,023
	Consumer Cyclical - Retailers—0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	155,240
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	144,748
35,000	AutoNation, Inc., Sr. Unsecd. Note, 2.400%, 8/1/2031	31,586
80,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	80,903
35,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	37,751
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	292,358

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	$ 202,115
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	153,586
	TOTAL	1,098,287
	Consumer Cyclical - Services—0.0%
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	211,383
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	82,045
	TOTAL	293,428
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	282,951
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	145,504
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	43,252
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	206,739
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	153,937
150,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	142,311
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	154,499
	TOTAL	1,129,193
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	50,898
55,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	55,745
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	111,345
85,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	79,778
200,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	201,078
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	146,627
	TOTAL	645,471
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
435,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	441,092
60,000	Astrazeneca Finance LLC, Sr. Unsecd. Note, 2.250%, 5/28/2031	57,700
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	227,933
	TOTAL	726,725
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	62,430
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	104,344
	TOTAL	166,774
	Consumer Non-Cyclical - Tobacco—0.1%
110,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	98,298
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	69,627
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	378,088
	TOTAL	546,013
	Energy - Independent—0.1%
280,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	300,826
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	166,607
	TOTAL	467,433
	Energy - Integrated—0.1%
150,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	158,752
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	317,205
	TOTAL	475,957
	Energy - Midstream—0.1%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	219,627
155,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	160,528
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	89,956
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	213,234
	TOTAL	683,345
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	146,435

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—0.7%
$ 400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	$ 382,730
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	196,300
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	519,623
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	200,475
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	129,049
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	816,321
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	262,658
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	80,141
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	98,521
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	514,188
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	310,868
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	259,909
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	246,395
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	98,932
150,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	154,040
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	626,998
300,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	324,031
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	402,295
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	141,782
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	207,329
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	557,350
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	98,493
	TOTAL	6,628,428
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	45,976
	Financial Institution - Finance Companies—0.0%
175,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	165,401
80,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	76,760
75,000	Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	70,236
	TOTAL	312,397
	Financial Institution - Insurance - Life—0.1%
150,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	162,476
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	232,641
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	340,514
	TOTAL	735,631
	Financial Institution - Insurance - P&C—0.1%
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	91,800
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	401,916
	TOTAL	493,716
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	202,902
40,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	39,624
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	258,222
150,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	135,091
	TOTAL	635,839
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	214,711
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	106,580
	TOTAL	321,291
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	115,075
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	327,935
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	37,230
	TOTAL	480,240

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—0.0%
$ 115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	$ 121,447
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	170,734
	Technology—0.1%
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	99,761
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,648
75,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	73,201
35,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	32,725
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	151,842
155,000	Dell International LLC / EMC Corp., 5.850%, 7/15/2025	169,875
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	136,143
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	152,160
150,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	135,316
25,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	21,780
250,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	226,961
20,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	19,116
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	37,934
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	32,088
100,000	Vontier Corp., Sr. Unsecd. Note, 144A, 1.800%, 4/1/2026	93,536
	TOTAL	1,387,086
	Technology Services—0.0%
125,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	120,671
40,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	38,516
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	37,184
	TOTAL	196,371
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,726,120
40,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	41,361
65,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	70,313
	TOTAL	2,837,794
	Transportation - Railroads—0.0%
105,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	100,455
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	63,384
	TOTAL	163,839
	Transportation - Services—0.0%
200,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	204,499
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	111,493
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	140,568
	TOTAL	456,560
	Utility - Electric—0.3%
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	70,880
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	143,644
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	368,276
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	299,292
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	82,524
280,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	302,684
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	233,874
150,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.900%, 6/15/2028	142,709
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	136,217
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	152,858
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	305,675
45,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	42,827
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	168,663
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	294,515

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	$ 43,225
		TOTAL	2,787,863
		Utility - Natural Gas—0.0%
150,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	162,639
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	272,841
		TOTAL	435,480
		TOTAL CORPORATE BONDS (IDENTIFIED COST $29,779,822)	30,965,496
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Agency Commercial Mortgage-Backed Securities—0.3%
1,025,000		FHLMC REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,049,991
987,461		FHLMC REMIC, Series K105, Class A1, 1.536%, 3/25/2053	951,541
600,000		FHLMC REMIC, Series K109, Class A2, 1.558%, 4/25/2030	565,595
		TOTAL	2,567,127
		Commercial Mortgage—0.7%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	937,174
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,338,092
285,000	[3]	Bank, Class A4, 3.507%, 3/15/2064	293,074
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,145,587
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	411,986
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,034,308
		TOTAL	7,160,221
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,658,360)	9,727,348
		WARRANT—0.1%
		Materials—0.1%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	435,291
		INVESTMENT COMPANIES—48.7%
4,367,489		Bank Loan Core Fund	41,578,501
10,419,838		Emerging Markets Core Fund	94,820,529
38,256,385		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[4]	38,248,733
28,466,486		High Yield Bond Core Fund	172,506,904
12,657,760		Mortgage Core Fund	120,248,719
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $511,257,236)	467,403,386
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $936,068,395)	951,548,731
		OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	7,912,617
		TOTAL NET ASSETS—100%	$959,461,348
At February 28, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	318	$68,442,046	June 2022	$171,173
[1]United States Treasury Notes 5-Year Long Futures	283	$33,473,594	June 2022	$145,832
[1]United States Treasury Notes 10-Year Long Futures	38	$4,842,625	June 2022	$33,435
[1]United States Treasury Notes 10-Year Ultra Long Futures	271	$38,299,922	June 2022	$367,754
Short Futures:
[1]United States Treasury Ultra Bond Short Futures	194	$36,071,875	June 2022	$(333,913)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$384,281

The average notional value of long and short futures contracts held by the Fund throughout the period was $53,489,199 and $24,731,535, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Affiliates	Value as of 11/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2022	Shares Held as of 2/28/2022	Dividend Income	Gain Distributions Received
Bank Loan Core Fund	$41,393,773	$533,751	$—	$(349,023)	$—	$41,578,501	4,367,489	$533,751	$—
Emerging Markets Core Fund	$107,268,722	$—	$(7,000,000)	$(4,882,187)	$(566,006)	$94,820,529	10,419,838	$1,672,403	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$26,119,381	$110,361,083	$(98,220,004)	$(1,709)	$(10,018)	$38,248,733	38,256,385	$4,444	$5,049
High Yield Bond Core Fund	$189,567,196	$—	$(12,000,000)	$(4,654,631)	$(405,662)	$172,506,904	28,466,486	$2,607,343	$—
Mortgage Core Fund	$123,919,469	$—	$—	$(3,670,750)	$—	$120,248,719	12,657,760	$662,477	$—
TOTAL OF AFFILIATED TRANSACTIONS	$488,268,541	$110,894,834	$(117,220,004)	$(13,558,300)	$(981,686)	$467,403,386	94,167,958	$5,480,418	$5,049

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$341,567,202	$—	$—	$341,567,202
International	19,574,403	2,861,313	—	22,435,716
Preferred Stocks
Domestic	35,618,277	—	—	35,618,277
International	10,520,100	—	—	10,520,100
Debt Securities:
U.S. Treasury Securities	—	32,875,915	—	32,875,915
Corporate Bonds	—	30,965,496	—	30,965,496
Commercial Mortgage-Backed Securities	—	9,434,274	293,074	9,727,348
Warrant	—	435,291	—	435,291
Investment Companies	467,403,386	—	—	467,403,386
TOTAL SECURITIES	$874,683,368	$76,572,289	$293,074	$951,548,731
Other Financial Instruments:[1]
Assets	$718,194	$—	$—	$718,194
Liabilities	(333,913)	—	—	(333,913)
TOTAL OTHER FINANCIAL INSTRUMENTS	$384,281	$—	$—	$384,281

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit